4. DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations Tables
Schedule of assets and liabilities, discontinued operations
	December 31,
	2017	2016
	RMB	RMB
Assets classified as discontinued operations
Accounts receivable, net	47,647	77,047
Prepaid expenses and other current assets	1,246	3,353
Inventories	979	6,629
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	—	13,289
Total current assets	49,872	100,318
Deferred income tax assets	42,002	51,147
Total non-current assets	42,002	51,147
Total assets	91,874	151,465

	December 31,
	2017	2016
	RMB	RMB
Liabilities classified as discontinued operations
Other payables and accrued liabilities	10,916	16,061
Financing payables, related parties	─	12,233
Long-term payables, current portion	─	2,718
Total liabilities	10,916	31,012

Revenues and income from discontinued operations
	Years ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Revenues	1,456	41,525	960,241

(Loss) income from discontinued operations	(2,657)	(25,835)	62,867
Income tax (benefit) provisions	(4,993)	(26,929)	11,795
Income from discontinued operation, net of income tax	2,336	1,094	51,072

Selective cash flow information from discontinued operations
	Years ended December 31,
	2017	2016	2015
	RMB	RMB	RMB
Net cash provided by operating activities	44,548	322,100	2,070,455
Net cash provided by (used in) investing activities	─	─	─
Net cash provided by (used in) financing activities	─	─	─